DEBENTURES AND WARRANTS (fair value of the Warrants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Warrants	$ 5,519
Warrant [Member]
Expected dividend yield	0.00%	0.00%
Warrants	$ 2,920	$ 3,974
Warrant [Member] | Minimum [Member]
Risk-free interest rate	0.91%	0.86%
Expected volatility	64.68%	68.07%
Expected life (in years)	1 year 1 month 28 days	1 year 3 months
Warrant [Member] | Maximum [Member]
Risk-free interest rate	1.91%	1.78%
Expected volatility	83.15%	79.66%
Expected life (in years)	4 years 11 months 1 day	5 years